7. OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Other Financial Assets
7. OTHER FINANCIAL ASSETS

The detail of this caption is as follows:

	Total current		Total non-current
Other financial assets	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Financial investments at fair value with effects on results	2,532,634	2,425,216	—	—
Hedging derivative instruments (*)	5,572,952	7,832,335	25,741,638	25,591,638
Non-hedging derivative instruments (**)	169,768	7,656	—	—
Total	8,275,354	10,265,207	25,741,638	25,591,638

(*) See Note 18.2 letter a

(**) See Note 18.2 letter b

Financial Investments at fair value through profit or loss

As of December 31, 2018, financial assets at fair value through profit or loss relate to marketable securities amounting to ThCh$2,532,634. From such amount, 90.94% is recorded at trade value and the remaining 9.06% at cost.

As of December 31, 2017, financial assets measured at fair value through profit or loss correspond to marketable securities amounting to ThCh$2,425,216, of this total 90.53% is recorded at their quoted stock exchange value and the remaining 9.47% at cost.